5. Capitalized Software Development Costs (Details) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Amortization expense - software development costs	$ 103,571	$ 107,500	$ 201,457	$ 201,254